Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Trade and Other Receivables [Line Items]
Trade receivables	$ 44,374	$ 57,176
Less: allowance for doubtful accounts	(13,813)	(8,901)
Net trade receivables	30,561	48,275
Deferred receivables	6,332	4,702
Government grant receivable (Note 28)	19,891	16,245
Other receivables	1,638	89,708
Trade and other receivables	$ 58,422	$ 158,930